Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Schedule of Financial Liabilities

(CHF in millions)	12/31/2022	12/31/2021

Current lease liabilities	21.6	13.6
Other financial liabilities	9.5	6.5
Total other current financial liabilities at amortized cost	31.2	20.1
Non-current lease liabilities	138.8	167.2
Total other non-current financial liabilities at amortized cost	138.8	167.2
Total current and non-current financial liabilities	170.0	187.3
Reconciliation of liabilities arising from financing activities:

(CHF in millions)	Short-term debt	Lease liabilities	Other	Total

Balance at January 1, 2021	0.2	23.5	3.0	26.7
thereof current	0.2	4.3	3.0	7.5
thereof non-current	—	19.2	—	19.2
Payments	(0.2)	(13.3)	(3.7)	(17.2)
Interest expenses paid	—	(2.4)	—	(2.4)
Additions	—	174.1	7.2	181.3
Exchange differences	—	(1.0)	—	(1.0)
Balance at December 31, 2021	—	180.9	6.5	187.3
thereof current	—	13.6	6.5	20.1
thereof non-current	—	167.2	—	167.2
Payments	—	(15.8)	(5.1)	(20.9)
Interest expenses paid	—	(4.2)	—	(4.2)
Additions	—	43.6	8.2	51.7
Lease modification	—	(45.5)	—	(45.5)
Accrued interest	—	4.2	—	4.2
Disposals	—	(3.0)	—	(3.0)
Exchange differences	—	0.3	—	0.3
Balance at December 31, 2022	—	160.5	9.5	170.0
thereof current	—	21.6	9.5	31.2
thereof non-current	—	138.8	—	138.8